                          Chesapeake Investors, Inc.

                              ANNUAL REPORT 1996

Dear Shareholder:

The financial report, contained herein, shows results for the fiscal year ended September 30, 1996. Net investment income totalled $827,321 or $.22 per share compared to $977,339 or $.26 per share for the previous year. During the fiscal year ended September 30, 1996, bonds with a total par value of $3,250,000 matured or were called. Interest rates of these bonds ranged from 6.5% to 10.25%. Replacement of these bonds at currently available interest rates averaging approximately 5.5% produced a significant decrease in the net investment income compared with the prior year. Net asset values decreased to $4.18 per share from $4.19 per share as of September 30, 1995.

It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,

Albert W. Turner,                                    Warren W. Pearce, Jr.,
Chairman of the Board                                President

November 20, 1996

                         INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Chesapeake Investors, Inc.

         We have audited the accompanying statement of assets and liabilities of Chesapeake Investors, Inc., including the schedule of investments in securities, as of September 30, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements, schedule, and selected per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements, schedule, and selected per share data and ratios based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, schedule, and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements, schedule, and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Chesapeake Investors, Inc. as of September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                 STOY, MALONE & COMPANY, P.C.

Bethesda, Maryland
November 20, 1996

                          CHESAPEAKE INVESTORS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996


ASSETS:
     Investments in Long-Term Securities, at Value
          (Amortized Cost $14,499,161)                                                   $15,495,417
     Investments in Short-Term Securities
          (at cost which approximates market)                                                810,842
     Accrued Interest Receivable                                                             274,127
                                                                                         ------------
                 Total  Assets                                                            16,580,386
                                                                                         ------------

LIABILITIES:
     Accounts Payable and Accrued Expenses:
          Investment Securities Purchased                                                    739,767
          Other                                                                               17,640
                                                                                         ------------
                 Total  Liabilities                                                          757,407
                                                                                         ------------

NET ASSETS:
     Net Assets (Equivalent to $4.18 per share based on
           3,783,960 shares of capital stock outstanding)                                $15,822,979
                                                                                         ============


                        See Notes to Financial Statements

                           CHESAPEAKE INVESTORS, INC.
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 1996

                                                                      Face                Amortized
                                                Rating*              Amount                 Cost                   Value
                                                -----------      ----------------      ----------------      -------------------
Investments in Long-Term
     Securities:

Arizona:
     Salt River Project,
          Arizona - Series C Revenue
          5.5%, due 1/1/28   .   .   .   .   .   .      AA    $          700,000    $          685,620    $             669,816
     Maricopa County
          Arizona School District
          5.5%, due 7/1/05   .   .   .   .   .   .     AAA               650,000               668,061                  672,750
                                                                       ---------             ---------                ---------
               Total Arizona  .   .   .   .   .   .                    1,350,000             1,353,681                1,342,566
                                                                       ---------             ---------                ---------

Arkansas:
     Jefferson County, Arkansas
         Single Family Mortgage
         7.25%, due 12/1/10   .   .   .   .   .        AAA               365,000               324,157                  420,604
     Little Rock, Arkansas
          Single Family Mortgage,
          7.3%:
             due 9/1/00      .   .   .   .   .   .   . AAA                25,000                24,419                   27,469
             due 9/1/01      .   .   .   .   .   .   . AAA                25,000                24,300                   27,918
             due 9/1/02      .   .   .   .   .   .   . AAA                30,000                29,029                   33,956
             due 9/1/03      .   .   .   .   .   .   . AAA                35,000                33,727                   40,053
             due 9/1/04      .   .   .   .   .   .   . AAA                35,000                33,597                   40,507
             due 9/1/05      .   .   .   .   .   .   . AAA                40,000                38,259                   46,775
             due 9/1/06      .   .   .   .   .   .   . AAA                35,000                33,365                   41,295
             due 9/1/07      .   .   .   .   .   .   . AAA                45,000                42,764                   53,374
             due 9/1/08      .   .   .   .   .   .   . AAA                50,000                47,378                   59,531
             due 9/1/09      .   .   .   .   .   .   . AAA                50,000                47,248                   59,633
             due 9/1/10      .   .   .   .   .   .   . AAA                30,000                28,276                   35,757
                                                                       ---------             ---------                ---------
                 Total Arkansas  .   .   .   .   .                       765,000               706,519                  886,872
                                                                       ---------             ---------                ---------

                           CHESAPEAKE INVESTORS, INC.
                SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                               SEPTEMBER 30, 1996

                                                                      Face                Amortized
                                                Rating*              Amount                 Cost                   Value
                                                -----------      ----------------      ----------------      -------------------
California:
     Los Angeles, California
        Electric Revenue
         5.875%, due 9/1/30    .   .   .   .   .       AA-               300,000               276,574                  300,609
                                                                 ----------------      ----------------      -------------------

Colorado:
     Mesa County, Colorado
          Sales Tax Revenue Refunding
          9.2%, due 12/1/96 .   .   .   .   .   .      AAA               400,000               400,000                  402,812
                                                                 ----------------      ----------------      -------------------

District of Columbia:
     Georgetown University
          Revenue Bond
          7.4%, due 4/1/18   .   .   .   .   .   .      A+               750,000               731,301                  792,188
                                                                 ----------------      ----------------      -------------------

Florida:
     City of Gainesville, Florida,
          Utility System Revenue,
          9.125%, due 10/1/05     .   .   .   .        AAA               500,000               500,000                  642,190
     Florida State Board
          of Education - Cap Outlay
          7.25%, due 6/1/23 .   .   .   .   .   .       AA               200,000               198,791                  220,986
                                                                 ----------------      ----------------      -------------------
               Total Florida    .   .   .   .   .   .                    700,000               698,791                  863,176
                                                                 ----------------      ----------------      -------------------

Georgia:
     Municipal Electric Authority
          6%, due 1/1/05  .   .   .   .   .   .   .    AAA               700,000               739,767                  739,767
                                                                 ----------------      ----------------      -------------------

                           CHESAPEAKE INVESTORS, INC.
                SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                               SEPTEMBER 30, 1996

                                                                      Face                Amortized
                                                Rating*              Amount                 Cost                   Value
                                                -----------      ----------------      ----------------      -------------------
Illinois:
     Chicago, Illinois
          UTGO Public Library
          6.60%, due 1/1/04     .   .   .   .          AAA               700,000               719,330                  765,737
     Chicago, Illinois
          School Finance Authority
          5%, due 6/1/09    .   .   .   .   .          AAA               650,000               613,373                  623,389
                                                                 ----------------      ----------------      -------------------
               Total Illinois   .   .   .   .                          1,350,000             1,332,703                1,389,126
                                                                 ----------------      ----------------      -------------------
Louisiana:
     Shreveport, Louisiana,
          Single Family Mortgage,
          6.75%, due 9/1/10     .   .   .   .           AA               405,000               346,754                  448,728
                                                                 ----------------      ----------------      -------------------
Massachusetts:
     Massachusetts State Utility
          Government Bond,
          7.625%, due 6/1/08    .   .   .   .          Aaa               500,000               558,179                  570,940
                                                                 ----------------      ----------------      -------------------
Minnesota:
     Southern Minnesota Municipal
          Power Agency, Serial A
          5.7%, due 1/1/05   .  .   .   .   .           A+               650,000               669,266                  679,556
                                                                 ----------------      ----------------      -------------------
New York:
     New York State
          Local Revenue
          5.375%, due 4/1/16 .  .   .   .   .            A               200,000               186,098                  191,938
     Triborough Bridge and
          Tunnel Authority -
          New York Rev Series
          7.875%, due 1/1/18 .  .   .   .   .           A+               400,000               402,480                  424,124
                                                                 ----------------      ----------------      -------------------
               Total New York   .   .   .   .                            600,000               588,578                  616,062
                                                                 ----------------      ----------------      -------------------

                           CHESAPEAKE INVESTORS, INC.
                SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                               SEPTEMBER 30, 1996

                                                                      Face                Amortized
                                                Rating*              Amount                 Cost                   Value
                                                -----------      ----------------      ----------------      -------------------
North Carolina:
     North Carolina Municipal
          Power Agency
          7.25%, due 1/1/07 .   .   .   .   .            A               400,000               436,293                  452,564
     Charlotte, NC Utility
          General Obligation
          5.5%, due 7/1/07   .   .   .   .   .         AAA               700,000               729,378                  727,237
                                                                 ----------------      ----------------      -------------------
               Total North Carolina  .   .   .                         1,100,000             1,165,671                1,179,801
                                                                 ----------------      ----------------      -------------------
Oklahoma:
     Oklahoma State Turnpike
          Authority
          Turnpike Revenue
          6.125%, due 1/1/20    .   .   .   .           A+               360,000               355,751                  370,800
                                                                 ----------------      ----------------      -------------------
Pennsylvania:
     Allegheny County, Pennsylvania
          Hospital Development Authority
          6.0%, due 11/1/23  .   .   .   .   .         AAA               700,000               670,978                  715,204
     Commonwealth of Pennsylvania
          Utility Government Obligation
          6.3%, due 11/1/02 .   .   .   .   .          AAA               700,000               716,956                  760,375
     Pennsylvania State Higher
          Educational Facility
          Authority
          7.15%, due 6/15/15   .   .   .   .   .       AAA               500,000               503,791                  544,765
     Pennsylvania Intergovernmental
          Coop Authority Special
          Tax Revenue
          7%, due 6/15/04    .   .   .   .   .         AAA               500,000               520,549                  566,015
                                                                 ----------------      ----------------      -------------------
               Total Pennsylvania  .   .   .   .                       2,400,000             2,412,274                2,586,359
                                                                 ----------------      ----------------      -------------------

                           CHESAPEAKE INVESTORS, INC.
                SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                               SEPTEMBER 30, 1996

                                                                      Face                Amortized
                                                Rating*              Amount                 Cost                   Value
                                                -----------      ----------------      ----------------      -------------------
Texas:
     Cypress-Fairbanks, Texas
          Independent School District
          5.5%, due 2/15/10 .   .   .   .   .          AAA               700,000               700,000                  702,954
     Texas Water Development
          Board Revenue
          5.5%, due 7/15/10 .   .   .   .   .          AAA               750,000               752,759                  765,818
                                                                 ----------------      ----------------      -------------------
               Total Texas  .   .   .   .   .                          1,450,000             1,452,759                1,468,772
                                                                 ----------------      ----------------      -------------------
Utah:
     Salt Lake City, Utah
          Hospital Revenue
          8.125%, due 5/15/15 .   .   .   .   .        AAA               700,000               710,593                  857,283
                                                                 ----------------      ----------------      -------------------
               Total Investments in
                    Long-Term
                    Securities     .   .   .   .                 $    14,480,000       $    14,499,161       $       15,495,417
                                                                 ================      ================      ===================
* Ratings - Standard & Poor's or Moody's
            Unaudited

                                                                                            Face
                                                                                           Amount                   Cost
                                                                                       ----------------      -------------------
Investments in Short-Term Securities:
          Seven Seas Series
               Tax Free Money Market Fund, 2.6%   .   .   .   .   .                    $       810,842       $          810,842
                                                                                       ----------------      -------------------
                    Total Investments
                         in Short-Term Securities   .   .   .   .   .                  $       810,842       $          810,842
                                                                                       ================      ===================

                        See Notes to Financial Statements

                           CHESAPEAKE INVESTORS, INC.
                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 1996


INVESTMENT INCOME:
     Interest Income                                                                                      $             942,109
                                                                                                          ----------------------
EXPENSES:
     Investment Advisory Fee                                                                                             53,155
     Custodian Fees                                                                                                       9,930
     Transfer Agent and Dividend
       Disbursing Agent Fees                                                                                             10,723
     Legal and Auditing Services                                                                                         14,170
     Administrative Services                                                                                             18,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                                                                   4,000
     Printing Costs                                                                                                       3,185
     Miscellaneous                                                                                                        1,625
                                                                                                          ----------------------
          Total Expenses                                                                                                114,788
                                                                                                          ----------------------
               Net Investment Income                                                                                    827,321
                                                                                                          ----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized Gain From Investment
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                                                                       3,315,403
            Cost of Investments Sold                                                                                  3,156,661
                                                                                                          ----------------------
              Net Realized Gain on Investments                                                                          158,742
                                                                                                          ----------------------
     Unrealized Loss on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Year                                                                                   1,092,374
          Unrealized Appreciation of Investments
               at End of Year                                                                                           996,256
                                                                                                          ----------------------
                  Net Unrealized Loss on Investments                                                                    (96,118)
                                                                                                          ----------------------
               Net Realized and Unrealized Gain on
                    Investments                                                                                          62,624
                                                                                                          ----------------------
Net Increase in Net Assets Resulting
     from Operations                                                                                      $             889,945
                                                                                                          ======================

                        See Notes to Financial Statements

                           CHESAPEAKE INVESTORS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEARS ENDED SEPTEMBER 30, 1996 AND 1995

                                                                                            1996                  1995
                                                                                    -------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
     Operations:
          Net Investment Income                                                     $          827,321    $             977,339
          Net Realized Gain on
             Investments                                                                       158,742                   56,326
          Net Unrealized Gain (Loss)
             on Investments                                                                    (96,118)                 143,024
                                                                                    -------------------   ----------------------
     Net Increase in Net Assets
             Resulting from Operations                                                         889,945                1,176,689
     Dividends to Shareholders from:
             Net Investment Income                                                            (870,738)              (1,045,545)
             Net Realized Gain on Investments                                                  (56,326)                 (23,398)
                                                                                    -------------------   ----------------------
                    Total Increase (Decrease)
                         in Net Assets                                                         (37,119)                 107,746
NET ASSETS:
     Beginning of Year                                                                      15,860,098               15,752,352
                                                                                    -------------------   ----------------------
     End of Year (Including Undistributed
        Net Investment Income of $750,011
        and $793,428, respectively, and
        Undistributed Net Realized Gains
        of $158,742 and $56,326, respectively)                                      $       15,822,979    $          15,860,098
                                                                                    ===================   ======================

                        See Notes to Financial Statements

                           CHESAPEAKE INVESTORS, INC.
                          NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

         Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other - Investment security transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

         At September 30, 1996, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at September 30, 1996 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

         Sales and maturities of securities during fiscal year 1996, other than short-term securities, aggregated $3,315,403.

         Purchases of long-term securities during fiscal year 1996 aggregated $4,874,179.

         For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at September 30, 1996, was $14,340,748. Gross unrealized gains totalled $1,171,117 and gross unrealized losses totalled $16,448 for Federal income tax purposes at September 30, 1996.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH
AFFILIATES

         Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for fiscal year 1996 totalled $53,155.

         For fiscal year 1996, fees of $18,000 for administrative services were paid to Carrollton Enterprises Limited Partnership. The Chairman of the Board is a partner in that firm.

(5) - DIVIDENDS

         During fiscal year 1996, the Company distributed dividends of $927,064 to its shareholders. On October 7, 1996, the Company declared a $.08 per share dividend payable November 4, 1996, to shareholders of record October 21, 1996.

                          CHESAPEAKE INVESTORS, INC.
                           SUPPLEMENTARY INFORMATION
                      SELECTED PER SHARE DATA AND RATIOS

                                                                           YEAR ENDED SEPTEMBER 30,
                                         ---------------------------------------------------------------------------------------

                                              1996               1995               1994              1993               1992
                                         -------------      ------------       ------------      -------------      ------------
PER SHARE DATA:*

     Investment Income                   $         .25    $          .29     $          .32    $           .33    $          .34
     Expenses                                      .03               .03                .03                .03               .03
                                         -------------      ------------       ------------      -------------      ------------

     Net Investment Income                         .22               .26                .29                .30               .31
     Dividends from:
       Net Investment Income                     (.23)              (.28)              (.27)             (.30)              (.32)
       Net Realized Gain
         on Investments                          (.01)              -                  (.03)             -                  -
     Net Realized and Unreal-
       ized Gain (Loss) on
       Investments                                 .01               .05               (.32)               .08               .06
                                         -------------      ------------       ------------      -------------      ------------

     Net Increase (Decrease)
       in Net Asset Value                         (.01)              .03               (.33)               .08               .05
     Net Asset Value:
       Beginning of Year                          4.19              4.16               4.49               4.41              4.36
                                         -------------      ------------       ------------      -------------      ------------
       End of Year                       $        4.18    $         4.19     $         4.16    $          4.49    $         4.41
                                         =============      ============       ============      =============      ============

RATIOS:

     Ratio of Expenses to
       Average Net Assets                          .72%              .74%               .74%               .70%              .73%
     Ratio of Net Investment
       Income to Average Net
       Assets                                     5.22%             6.18%              6.81%              6.82%             7.14%

*Selected data for a share of capital stock outstanding throughout the year.

  DIRECTORS                                INVESTMENT ADVISER

  Albert W. Turner                         Federated Investment
  Herndon G. Kilby                         Counseling, Inc.
  Warren W. Pearce,  Jr.                   Pittsburgh, Pennsylvania
  John F. Ryon
  Wilbert N. Sales

                                           CUSTODIAN

                                           State Street Bank and Trust Company
                                           North Quincy, Massachusetts

                                           TRANSFER AGENT

  OFFICERS
                                           Registrar and Transfer Company
  Albert W. Turner,                        Cranford, New Jersey
      Chairman of the Board
  Warren W. Pearce,  Jr.,                  INDEPENDENT AUDITORS
      President
  Herndon G. Kilby,                        Stoy, Malone & Company, P.C.
      Secretary-Treasurer                  Bethesda, Maryland

  OFFICES

  11785 Beltsville Drive
  Beltsville, Maryland